Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Total, Amortized cost	$ 670,958	$ 179,922	$ 287,671
Held-to-maturity Securities, Estimated fair value	687,130	198,893	311,860
Debt Securities [Member]
Investment Holdings [Line Items]
Due in one year or less, Amortized cost	9,863	15,421
Due after one year through five years, Amortized cost	3,603	3,623
Due after five years through ten years, Amortized cost		167
Due after ten years, Amortized cost	36,843	34,633
Total, Amortized cost	50,309	53,844
Due in one year or less, Estimated fair value	9,863	15,421
Due after one year through five years, Estimated fair value	3,626	3,657
Due after five years through ten years, Estimated fair value	0	169
Due after ten years, Estimated fair value	55,577	45,526
Held-to-maturity Securities, Estimated fair value	$ 69,066	$ 64,773